Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment Net

Property and equipment, net, consisted of the following (in millions):

	March 31, 2022	December 31, 2021
Furniture, fixtures, and equipment	$3.0	$2.8
Computer hardware	2.8	2.5
Computer software	0.5	0.5
Website design	0.5	0.5
Leasehold improvements	1.0	1.0
Construction in progress	0.1	—
Total property and equipment	7.9	7.3
Less: Accumulated depreciation	(2.0)	(1.4)
Total property and equipment, net	$5.9	$5.9

The following table presents depreciation expense included in each respective expense category in the consolidated condensed statements of operations and comprehensive loss (in millions):

	Three Months Ended March 31,
	2022	2021
Research and development	$0.4	$0.1
General and administrative	0.2	0.1
Total depreciation expense	$0.6	$0.2

Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life
(In years)
Furniture, fixtures, and equipment	5
Computer hardware	3
Computer software	3
Website design	2
Leasehold improvements	Shorter of lease term or the asset standard life

Property and equipment, net, consisted of the following (in millions):

	As of December 31,
	2021	2020
Furniture, fixtures, and equipment	$2.8	$1.0
Computer hardware	2.5	0.5
Computer software	0.5	—
Website design	0.5	0.1
Leasehold improvements	1.0	0.1
Total property and equipment	7.3	1.7
Less: Accumulated depreciation	(1.4)	(0.1)
Total property and equipment, net	$5.9	$1.6

The following table presents depreciation expense included in each respective expense category in the statements of operations and comprehensive loss (in millions):

	Year Ended December 31,
	2021	2020
Research and development	$0.9	$0.1
General and administrative	0.4	—
Total depreciation expense	$1.3	$0.1